Cover Page	Oct. 29, 2025
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2025
Entity Registrant Name	Fiserv, Inc.
Entity Incorporation, State or Country Code	WI
Entity File Number	1-38962
Entity Tax Identification Number	39-1506125
Entity Address, Address Line One	600 N. Vel R. Phillips Avenue
Entity Address, City or Town	Milwaukee
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53203
City Area Code	262
Local Phone Number	879-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000798354
Amendment Flag	false
Common Stock, par value $0.01 per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	FI
Security Exchange Name	NYSE
1.125% Senior Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	1.125% Senior Notes due 2027
Trading Symbol	FI27
Security Exchange Name	NYSE
1.625% Senior Notes due 2030
Entity Information [Line Items]
Title of 12(b) Security	1.625% Senior Notes due 2030
Trading Symbol	FI30
Security Exchange Name	NYSE
Three Point Zero Percent Senior Notes Due 2031
Entity Information [Line Items]
Title of 12(b) Security	3.000% Senior Notes due 2031
Trading Symbol	FI31
Security Exchange Name	NYSE
Four Point Five Percent Senior Notes Due 2031
Entity Information [Line Items]
Title of 12(b) Security	4.500% Senior Notes due 2031
Trading Symbol	FI31A
Security Exchange Name	NYSE
Senior Notes Due 2028
Entity Information [Line Items]
Title of 12(b) Security	2.875% Senior Notes due 2028
Trading Symbol	FI/28C
Security Exchange Name	NYSE
Senior Notes Due 2032
Entity Information [Line Items]
Title of 12(b) Security	3.500% Senior Notes due 2032
Trading Symbol	FI/32
Security Exchange Name	NYSE
Senior Notes Due 2036
Entity Information [Line Items]
Title of 12(b) Security	4.000% Senior Notes due 2036
Trading Symbol	FI/36
Security Exchange Name	NYSE